UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-22311
Schwab Strategic Trust — Schwab U.S. REIT ETF
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Schwab Strategic Trust
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: February 28
Date of reporting period: September 1, 2011 — November 30, 2011

Item 1. Schedule of Investments.

Schwab Strategic Trust
Schwab U.S. REIT ETF™

Portfolio Holdings as of November 30, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

99.9%		Common Stock	182,453,287	172,398,831
0.2%		Other Investment Company	323,655	323,655

100.1%		Total Investments	182,776,942	172,722,486
(0	.1)%	Other Assets and Liabilities, Net		(128,098)

100.0%		Net Assets		172,594,388

	Number	Value
Security	of Shares	($)

Common Stock 99.9% of net assets

Diversified REITs 6.9%
Colonial Properties Trust	46,766	927,837
Cousins Properties, Inc.	44,890	267,096
Liberty Property Trust	61,640	1,837,488
PS Business Parks, Inc.	10,184	536,697
Vornado Realty Trust	99,026	7,372,486
Washington Real Estate Investment Trust	35,376	962,581

		11,904,185

Industrial REITs 5.6%
DCT Industrial Trust, Inc.	131,856	634,228
DuPont Fabros Technology, Inc.	33,500	754,755
EastGroup Properties, Inc.	14,472	616,073
First Industrial Realty Trust, Inc. *	42,880	407,360
First Potomac Realty Trust	26,666	339,458
ProLogis, Inc.	246,560	6,859,299

		9,611,173

Office REITs 16.3%
Alexandria Real Estate Equities, Inc.	33,366	2,187,475
BioMed Realty Trust, Inc.	82,410	1,467,722
Boston Properties, Inc.	78,256	7,464,057
Brandywine Realty Trust	72,226	629,089
CommonWealth REIT	44,890	751,459
Corporate Office Properties Trust	38,592	804,643
Digital Realty Trust, Inc.	53,332	3,386,582
Douglas Emmett, Inc.	68,608	1,233,572
Duke Realty Corp.	135,474	1,571,499
Franklin Street Properties Corp.	39,530	431,272
Highwoods Properties, Inc.	38,860	1,120,722
Kilroy Realty Corp.	31,356	1,131,638
Mack-Cali Realty Corp.	46,632	1,188,183
Parkway Properties, Inc.	11,792	119,217
Piedmont Office Realty Trust, Inc., Class A	92,728	1,542,994
SL Green Realty Corp.	45,962	3,026,138

		28,056,262

Residential REITs 19.0%
American Campus Communities, Inc.	37,386	1,470,765
Apartment Investment & Management Co., Class A	64,856	1,412,564
AvalonBay Communities, Inc.	50,652	6,323,902
BRE Properties, Inc.	40,200	1,956,132
Camden Property Trust	38,324	2,212,445
Education Realty Trust, Inc.	45,560	424,619
Equity Lifestyle Properties, Inc.	20,904	1,292,494
Equity Residential	158,254	8,734,038
Essex Property Trust, Inc.	18,224	2,421,059
Home Properties, Inc.	21,976	1,208,021
Mid-America Apartment Communities, Inc.	19,966	1,144,451
Post Properties, Inc.	27,068	1,082,449
Sun Communities, Inc.	10,720	383,133
UDR, Inc.	117,652	2,764,822

		32,830,894

Retail REITs 25.6%
Acadia Realty Trust	21,574	422,419
Alexander’s, Inc.	1,876	744,040
CBL & Associates Properties, Inc.	75,576	1,079,981
Cedar Shopping Centers, Inc.	29,614	98,911
DDR Corp.	121,806	1,423,912
Equity One, Inc.	33,232	555,307
Federal Realty Investment Trust	33,500	2,962,405
General Growth Properties, Inc.	206,360	2,905,549
Inland Real Estate Corp.	41,272	306,238
Kimco Realty Corp.	218,152	3,440,257
Kite Realty Group Trust	33,500	141,370
Pennsylvania Real Estate Investment Trust	29,614	276,299
Ramco-Gershenson Properties Trust	21,440	182,026
Regency Centers Corp.	48,374	1,797,578
Saul Centers, Inc.	4,288	149,694
Simon Property Group, Inc.	157,450	19,577,333
Tanger Factory Outlet Centers, Inc.	46,096	1,306,821
Taubman Centers, Inc.	31,088	1,937,715
The Macerich Co.	70,886	3,551,388
Weingarten Realty Investors	64,856	1,341,871

		44,201,114

Specialized REITs 26.5%
Ashford Hospitality Trust	36,314	289,059
CubeSmart	56,548	563,783
DiamondRock Hospitality Co.	90,450	794,151
Extra Space Storage, Inc.	50,652	1,220,713
FelCor Lodging Trust, Inc. *	68,474	180,087
HCP, Inc.	218,152	8,431,575

 Schwab U.S. REIT ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Health Care REIT, Inc.	95,006	4,766,451
Healthcare Realty Trust, Inc.	41,808	736,657
Hersha Hospitality Trust	80,266	345,144
Hospitality Properties Trust	66,330	1,461,250
Host Hotels & Resorts, Inc.	379,086	5,364,067
LaSalle Hotel Properties	45,694	1,069,696
Public Storage	75,844	10,003,824
Senior Housing Properties Trust	82,410	1,805,603
Sovran Self Storage, Inc.	14,874	619,353
Sunstone Hotel Investors, Inc. *	63,114	480,929
Universal Health Realty Income Trust	6,298	232,459
Ventas, Inc.	140,834	7,430,402

		45,795,203

Total Common Stock
(Cost $182,453,287)		172,398,831

Other Investment Company 0.2% of net assets

Money Market Fund 0.2%
State Street Institutional Liquid Reserves Fund - Institutional Class	323,655	323,655

Total Other Investment Company
(Cost $323,655)		323,655

End of Investments

At 11/30/11, the tax basis cost of the fund’s investments was $182,851,561 and the unrealized appreciation and depreciation were $3,289,795 and ($13,418,870), respectively, with a net unrealized depreciation of ($10,129,075).

*	Non-income producing security.

REIT —	Real Estate Investment Trust

Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 Schwab U.S. REIT ETF

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$172,398,831	$—	$—	$172,398,831
Other Investment Company(a)	323,655	—	—	323,655

Total	$172,722,486	$—	$—	$172,722,486

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no significant transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2011.

REG56693NOV11

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Strategic Trust

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	01/26/2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	01/26/2012

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date:	01/26/2012